Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]
Upon adoption of ASU
No. 2023-09
described in Note 3, for the year ended December 31, 2025, the provision for income taxes differs from the expense that would be obtained by applying the Canadian federal statutory income tax rate as a result of the following:

	2025
Canadian federal income tax rate	$196	15.0%
Canada federal
Effect of cross-border tax laws	(14)	(1.1)
Other	(2)	(0.1)
Ontario tax, net of federal effect	1	0.1
Foreign tax effects
Mexico
Statutory tax rate differential	88	6.7
Tax on distribution of earnings	25	1.9
Foreign exchange re-measurement	(13)	(1.0)
Deductible inflationary adjustments	(26)	(2.0)
Other	26	1.9
China
Statutory tax rate differential	57	4.4
Tax on distribution of earnings	40	3.1
Tax incentive regimes	(18)	(1.3)
Research and development tax credits	(25)	(1.9)
Other	6	0.4
Sweden
Non-deductible impairment	40	3.1
Statutory tax rate differential	(20)	(1.5)
Other	7	0.5
United States
Non-deductible impairment	39	3.0
Research and development tax credits	(14)	(1.1)
Other	(2)	(0.1)
Austria
Effect of cross-border tax laws	(14)	(1.1)
Other	7	0.5
Other foreign jurisdictions	64	4.9
Changes in unrecognized tax benefits	(23)	(1.8)

Effective income tax rate	$425	32.5%

Prior to the adoption of ASU
No. 2023-09,
for the year ended December 31, 2024, the provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

2024
Canadian statutory income tax rate	26.5%
Tax on distribution of foreign earnings	4.1
Valuation allowance on deferred tax assets	3.1
Net effect of losses not benefited	2.8
Foreign exchange re-measurement	1.7
Changes in unrecognized tax benefits	(0.4)
Non-taxable capital gains	(1.1)
Earnings of equity accounted investees	(1.3)
Deductible inflationary adjustments	(1.8)
Foreign rate differentials	(2.3)
Research and development tax credits	(4.5)
Other	2.1
Effective income tax rate	28.9%

Details of Income (loss) before Income Taxes by Jurisdiction
[b]	The details of income (loss) before income taxes by jurisdiction are as follows:

	2025	2024 [i]

Canadian	$96	$221
Foreign	1,212	1,321
	$1,308	$1,542
[i]	Certain amounts in the prior period have been reclassified to conform with current period presentation.

Details of Income Tax Provision
[c]	The details of the income tax provision are as follows:

	2025	2024 [i]

Current
Canadian federal	$12	$14
Canadian provincial (Ontario)	10	12
Foreign	444	530
	466	556

Deferred
Canadian federal	(15)	(5)
Canadian provincial (Ontario)	(10)	(4)
Foreign	(16)	(101)
	(41)	(110)
	$425	$446

[i]	Certain amounts in the prior period have been reclassified to conform with current period presentation.

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2025	2024

Net decrease (increase) in non-deductible liabilities	$61	$(96)
Tax on undistributed foreign earnings	39	19
Change in valuation allowance on deferred tax assets	9	47
Unrealized remeasurement of investments	(1)	63
Net tax losses benefit	(5)	(67)
Tax depreciation (less than) in excess of book depreciation	(66)	29
Book amortization in excess of tax amortization	(100)	(112)
Other	22	7

	$(41)	$(110)

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2025	2024

Assets
Tax benefit of loss carryforwards	$1,363	$1,187
Liabilities currently not deductible for tax	455	451
Operating lease liabilities	455	449
Other assets tax value in excess of book value	319	263
Unrealized losses on foreign exchange hedges and retirement liabilities	31	100
Tax credit carryforwards	98	89
Unrealized losses on remeasurement of investments	14	12
Other	13	9
	2,748	2,560

Valuation allowance against tax benefit of loss carryforwards	(1,031)	(841)
Other valuation allowance	(204)	(241)

	$1,513	$1,478

Liabilities
Operating lease right-of-use assets	443	446
Tax depreciation in excess of book depreciation	232	294
Tax on undistributed foreign earnings	229	188
Unrealized gain on foreign exchange hedges and retirement liabilities	47	8
	951	936

Net deferred tax assets	$562	$542
The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2025	2024

Long-term deferred tax assets	$864	$819
Long-term deferred tax liabilities	(302)	(277)

	$562	$542

Schedule Of Income Tax Paid By Individual Jurisdiction
[g]	Income taxes paid in cash [net of refunds] for the year ended December 31, 2025 were $610 million [2024 - $499 million].

	2025	2024

Canadian federal	$4	$5
Canadian provincial (Ontario)	3	3

Foreign
Mexico	267	187
China	146	152
United States	47	63
Germany	8	27
Austria	4	(26)
Other	131	88
	$610	$499

Summary of Changes in Gross Unrecognized Tax Benefits
[i]
As at December 31, 2025 and 2024, the Company’s gross unrecognized tax benefits were $191 million and $204 million, respectively [excluding interest and penalties], of which $113 million and $135 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2025	2024

Balance, beginning of year	$204	$220
Increase based on tax positions related to current year	9	11
Increase based on tax positions of prior years	27	2
Settlements	(13)	(6)
Foreign currency translation	15	(15)
Statute expirations	(51)	(8)
	$191	$204